Share based payment - Additional Information (Detail)		12 Months Ended
	Aug. 23, 2021 shares	Mar. 31, 2024 shares $ / shares	Mar. 31, 2024 shares $ / shares	Mar. 31, 2024 shares $ / shares	Mar. 31, 2024 shares $ / shares	Mar. 31, 2023 shares $ / shares	Mar. 31, 2023 shares $ / shares	Mar. 31, 2023 shares $ / shares	Mar. 31, 2023 shares $ / shares	Mar. 31, 2022 shares
Share Based Payment Arrangements [Line Items]
Replacement of group stock option plans, exchange ratio	0.8289		0.8289
Holding Company Stock Option Plans
Share Based Payment Arrangements [Line Items]
Weighted average exercise price of options outstanding | $ / shares		$ 4.2	$ 4.2	$ 4.2	$ 4.2	$ 4.18	$ 4.18	$ 4.18	$ 4.18
Weighted average exercise price of options granted during the year | $ / shares					4.2				4.11
Number of options exercised during the year			2.15	148,638			1.66	135,000
Weighted average exercise price of share replacement of group stock option plans | $ / shares					$ 4.2				$ 4.18
Weighted average remaining contractual life of options outstanding		2 years 11 months 19 days				3 years 10 months 17 days
Number of share options vested in share based payment arrangement	5,747,481			6,933,865
Number of unvested option, shares	5,923,543			7,146,270
Number of Share options outstanding		11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	12,000,000
Number of share options exercisable		11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000
2021 Incentive Award Plan
Share Based Payment Arrangements [Line Items]
Weighted average exercise price of options outstanding | $ / shares		$ 8.81	$ 8.81	$ 8.81	$ 8.81	$ 9.92	$ 9.92	$ 9.92	$ 9.92
Weighted average exercise price of options granted during the year | $ / shares					6.36				9.49
Number of options exercised during the year				0				0
Weighted average exercise price of exercisable options during the year | $ / shares		$ 9.97	$ 9.97	$ 9.97	$ 9.97	$ 10	$ 10	$ 10	$ 10
Weighted average remaining contractual life of options outstanding		8 years 1 month 20 days				8 years 6 months 21 days
Number of Share options outstanding		51,000,000	51,000,000	51,000,000	51,000,000	36,000,000	36,000,000	36,000,000	36,000,000	30,000,000
Number of share options exercisable		25,000,000	25,000,000	25,000,000	25,000,000	14,000,000	14,000,000	14,000,000	14,000,000